INCOME TAXES (Schedule of Taxes on Income (Details) (USD $) In Thousands, unless otherwise specified	12 Months Ended
	Dec. 31, 2014		Dec. 31, 2013		Dec. 31, 2012
INCOME TAXES [Abstract]
Current taxes	$ 23,432		$ 10,778		$ 59,614
Deferred tax expense (benefit)	(13,851)				102
Taxes in respect of previous years		[1]	11,838	[1]	15,719	[1]
Taxes on income	$ 9,581		$ 22,616		$ 75,435

[1]	The years 2012 and 2013 include non-recurring tax expenses in respect of the release of Conduit's trapped earnings (see Note 12 f below).